FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Assets - Transmission (RBSE)
The accounting balances of financial assets and liabilities
Gains on financial asset at fair value through profit or loss	R$ 4,440,753	R$ 3,665,701
Financial asset - Itaipu
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	1,202,493	1,803,717
Gains on financial asset at fair value through profit or loss	269,432	511,079
Amortized cost
The accounting balances of financial assets and liabilities
Financial assets, at fair value	28,615,140	28,349,514
Financial liabilities, at fair value	54,090,209	60,513,440
Amortized cost | Loans and financing
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	41,940,363	54,372,798
Amortized cost | Suppliers
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	3,113,612	3,377,105
Amortized cost | Reimbursement obligations
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,796,753	1,250,619
Amortized cost | Commercial leasing
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,207,189	976,115
Amortized cost | Debentures
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	5,959,278	468,228
Amortized cost | Concessions payable UBP
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	73,014	68,575
Amortized cost | Derivative financial instruments
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	5,683	26,421
Amortized cost | Marketable securities
The accounting balances of financial assets and liabilities
Financial assets, at fair value	34,230	293,833
Amortized cost | Financial assets - Distribution
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,070,912	2,033,078
Amortized cost | Loans and financing
The accounting balances of financial assets and liabilities
Financial assets, at fair value	14,276,816	13,874,941
Amortized cost | Reimbursement rights
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,464,005	6,256,311
Amortized cost | Customers
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,566,684	4,087,634
Amortized cost | Financial asset - Itaipu
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,202,493	1,803,717
Fair value through profit or loss
The accounting balances of financial assets and liabilities
Financial assets, at fair value	46,623,772	43,540,027
Financial liabilities, at fair value	5,683	26,421
Fair value through profit or loss | Marketable securities
The accounting balances of financial assets and liabilities
Financial assets, at fair value	10,708,536	6,408,104
Fair value through profit or loss | Financial Assets - Transmission (RBSE)
The accounting balances of financial assets and liabilities
Financial assets, at fair value	34,288,071	36,277,549
Fair value through profit or loss | Cash and cash equivalents
The accounting balances of financial assets and liabilities
Financial assets, at fair value	335,307	583,352
Fair value through profit or loss | Derivative financial instruments
The accounting balances of financial assets and liabilities
Financial assets, at fair value	291,858	371,022
Fair value through other comprehensive income
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,056,990	1,447,150
Fair value through other comprehensive income | Investments (Equity Holdings)
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 2,056,990	R$ 1,447,150